Shareholder Fees {- Fidelity SAI Sustainable U.S. Equity Fund}	Jul. 30, 2022 USD ($)
05.31 Fidelity SAI Sustainable Future, Sector, U.S. Equity Fund Combo PRO-01 | Fidelity SAI Sustainable U.S. Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none